Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net
Property and equipment, Gross	$ 2,426		$ 2,426		$ 177	$ 108
Less: Accumulated depreciation	(66)		(66)		(52)	(24)
Property and equipment, Total	2,360		2,360		125	84
Depreciation expense	12	$ 8	32	$ 20	28	22
Furniture and fixtures
Property and Equipment, Net
Property and equipment, Gross	6		6		83	14
Computer hardware and software
Property and Equipment, Net
Property and equipment, Gross	94		94		9	9
Vehicles
Property and Equipment, Net
Property and equipment, Gross	85		85		$ 85	$ 85
Construction in progress
Property and Equipment, Net
Property and equipment, Gross	$ 2,241		$ 2,241